AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 91.9%
Affiliated Mutual Fund — 35.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	55,405,100	$646,023,464
(cost $592,130,263)(wa)
Common Stocks — 12.6%
Aerospace & Defense — 0.5%
Hanwha Aerospace Co. Ltd. (South Korea)	2,598	2,215,332
Karman Holdings, Inc.*(a)	8,121	650,086
Loar Holdings, Inc.*(a)	19,397	1,111,254
Safran SA (France)	12,483	4,084,804
Woodward, Inc.	659	235,869
		8,297,345
Automobile Components — 0.2%
Gentex Corp.	18,129	396,119
Sumitomo Electric Industries Ltd. (Japan)	49,400	2,806,912
		3,203,031
Automobiles — 0.1%
Kia Corp. (South Korea)	25,743	2,541,632
Banks — 1.9%
Al Rajhi Bank (Saudi Arabia)	67,097	1,912,715
BankUnited, Inc.	15,457	698,038
Commerce Bancshares, Inc.	19,288	948,970
Cullen/Frost Bankers, Inc.	8,194	1,123,234
DBS Group Holdings Ltd. (Singapore)	80,740	3,592,940
First Financial Bancorp	26,274	732,519
First Hawaiian, Inc.	23,118	569,628
First Horizon Corp.	42,662	970,987
First Interstate BancSystem, Inc. (Class A Stock)	22,472	750,565
HDFC Bank Ltd. (India), ADR	100,866	2,509,546
KBC Group NV (Belgium)	21,801	2,668,268
Mitsubishi UFJ Financial Group, Inc. (Japan)	237,200	4,016,729
National Bank of Greece SA (Greece)	107,651	1,662,980
NatWest Group PLC (United Kingdom)	246,597	1,826,778
Royal Bank of Canada (Canada)	21,256	3,436,165
Sberbank of Russia PJSC (Russia)*^	43,116	—
Sberbank of Russia PJSC (Russia), ADR*^(a)	18,600	2
ServisFirst Bancshares, Inc.	10,266	747,673
Standard Chartered PLC (United Kingdom)	79,143	1,649,328
UniCredit SpA (Italy)	31,702	2,274,422
Wintrust Financial Corp.	7,729	1,073,867
WSFS Financial Corp.	12,189	797,892
		33,963,246
Beverages — 0.1%
Primo Brands Corp.	45,222	851,530
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)	198,000	3,103,549
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
MercadoLibre, Inc. (Brazil)*	720	$1,244,894
		4,348,443
Building Products — 0.3%
AAON, Inc.(a)	7,558	625,424
Hayward Holdings, Inc.*	100,974	1,351,032
Janus International Group, Inc.*	110,079	566,907
Modine Manufacturing Co.*(a)	5,930	1,285,090
SAL TopCo LLC*^	817,799	82
Simpson Manufacturing Co., Inc.	3,790	650,440
		4,478,975
Capital Markets — 0.4%
3i Group PLC (United Kingdom)	36,541	1,190,908
Evercore, Inc. (Class A Stock)	3,925	1,171,652
MarketAxess Holdings, Inc.	6,212	1,024,856
Miami International Holdings, Inc.*	20,927	814,479
Moelis & Co. (Class A Stock)	13,183	751,431
Morningstar, Inc.	6,061	1,024,612
Ridgepost Capital, Inc. (Class A Stock)	32,760	237,838
StepStone Group, Inc. (Class A Stock)	22,616	1,079,235
Wealthfront Corp.*(a)	53,666	496,410
		7,791,421
Chemicals — 0.5%
Air Liquide SA (France)	15,316	3,165,794
Balchem Corp.	5,262	891,804
Element Solutions, Inc.	40,621	1,386,801
Novonesis Novozymes B (Denmark)	25,053	1,488,428
Perimeter Solutions, Inc.*	31,593	771,501
Quaker Chemical Corp.(a)	4,078	506,610
Solstice Advanced Materials, Inc.	10,899	830,068
		9,041,006
Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*(a)	12,839	1,018,646
MSA Safety, Inc.	7,586	1,243,725
		2,262,371
Communications Equipment — 0.0%
Digi International, Inc.*	12,296	592,667
Construction & Engineering — 0.3%
Legence Corp. (Class A Stock)*	8,108	457,778
Obayashi Corp. (Japan)	114,000	2,761,133
WillScot Holdings Corp.(a)	58,944	1,023,268
WSP Global, Inc. (Canada)	9,630	1,498,738
		5,740,917
Construction Materials — 0.0%
Eagle Materials, Inc.(a)	4,043	765,946
Consumer Finance — 0.1%
Bajaj Finance Ltd. (India)	165,545	1,416,516
Figure Technology Solutions, Inc. (Class A Stock)*(a)	12,674	430,283
		1,846,799
A1

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	2,080	$204,714
Chefs’ Warehouse, Inc. (The)*	12,139	721,663
Performance Food Group Co.*	8,961	767,599
		1,693,976
Containers & Packaging — 0.0%
AptarGroup, Inc.	3,520	443,590
Distributors — 0.1%
Pool Corp.	4,677	946,297
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	13,770	1,130,930
Driven Brands Holdings, Inc.*(a)	24,626	310,534
		1,441,464
Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Germany)	72,509	2,706,273
Telstra Group Ltd. (Australia)	707,434	2,611,570
		5,317,843
Electric Utilities — 0.0%
Portland General Electric Co.	13,600	717,672
Electrical Equipment — 0.2%
Forgent Power Solutions, Inc.*(a)	23,052	674,732
Legrand SA (France)	18,723	2,908,705
		3,583,437
Electronic Equipment, Instruments & Components — 0.2%
Badger Meter, Inc.	7,446	1,134,398
Bel Fuse, Inc. (Class B Stock)	3,707	733,912
Fabrinet (Thailand)*(a)	2,328	1,214,099
Novanta, Inc.*(a)	9,376	1,107,399
		4,189,808
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	14,981	709,650
Flowco Holdings, Inc. (Class A Stock)	26,913	554,408
Liberty Energy, Inc.	17,055	491,184
		1,755,242
Food Products — 0.2%
Freshpet, Inc.*	9,815	578,692
Nestle SA	32,453	3,183,349
Utz Brands, Inc.	70,539	558,669
		4,320,710
Ground Transportation — 0.1%
Landstar System, Inc.	3,677	589,460
Saia, Inc.*	2,011	706,424
		1,295,884
Health Care Equipment & Supplies — 0.1%
Envista Holdings Corp.*	42,326	1,073,810
ICU Medical, Inc.*(a)	6,591	851,228
		1,925,038
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 0.2%
Chemed Corp.	1,916	$723,750
Concentra Group Holdings Parent, Inc.	36,283	778,270
Encompass Health Corp.	9,498	918,742
HealthEquity, Inc.*	11,626	971,585
Molina Healthcare, Inc.*	1,115	148,629
		3,540,976
Health Care Technology — 0.0%
Doximity, Inc. (Class A Stock)*	16,000	372,800
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	11,899	1,097,921
Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC (United Kingdom)	75,416	2,104,177
Monarch Casino & Resort, Inc.	6,870	656,772
Planet Fitness, Inc. (Class A Stock)*	13,875	1,032,023
Shake Shack, Inc. (Class A Stock)*(a)	7,571	669,806
Wyndham Hotels & Resorts, Inc.	12,249	994,986
		5,457,764
Household Durables — 0.3%
Midea Group Co. Ltd. (China) (Class H Stock)	142,400	1,532,528
Sony Group Corp. (Japan)	162,300	3,382,776
		4,915,304
Industrial Conglomerates — 0.2%
Siemens AG (Germany)	15,895	3,872,564
Industrial REITs — 0.0%
EastGroup Properties, Inc.	3,233	598,396
Insurance — 0.6%
Accelerant Holdings (Cayman Islands) (Class A Stock)*	29,236	390,593
AIA Group Ltd. (Hong Kong)	216,200	2,402,269
Intact Financial Corp. (Canada)	7,881	1,428,109
Kinsale Capital Group, Inc.(a)	3,009	1,028,055
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,659	3,573,892
Neptune Insurance Holdings, Inc. (Class A Stock)*	24,562	594,155
RLI Corp.(a)	8,076	460,655
		9,877,728
Interactive Media & Services — 0.2%
Tencent Holdings Ltd. (China)	63,900	4,030,325
IT Services — 0.0%
DigitalOcean Holdings, Inc.*	3,965	340,118
Leisure Products — 0.0%
Acushnet Holdings Corp.(a)	6,843	639,684
Life Sciences Tools & Services — 0.0%
Medpace Holdings, Inc.*	914	438,894
Machinery — 0.7%
Alliance Laundry Holdings, Inc.*	28,588	592,915

A2

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	162,078	$2,860,162
Hillman Solutions Corp.*	92,424	768,968
IHI Corp. (Japan)	66,200	1,365,905
Lincoln Electric Holdings, Inc.	2,209	550,218
Middleby Corp. (The)*	6,493	860,842
RBC Bearings, Inc.*	2,194	1,191,605
Volvo AB (Sweden) (Class B Stock)(a)	73,279	2,409,364
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	704,800	1,040,739
		11,640,718
Metals & Mining — 0.3%
GMK Norilskiy Nickel PAO (Russia)*^	143,900	—
GMK Norilskiy Nickel PAO (Russia), ADR*^	8	—
Magnitogorsk Iron & Steel Works PJSC (Russia)*^	112,615	—
Rio Tinto PLC (Australia)	35,771	3,318,609
Severstal PAO (Russia), GDR*^	11,949	1
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	452,000	2,033,322
		5,351,932
Multi-Utilities — 0.3%
Engie SA (France)	147,185	4,743,398
Oil, Gas & Consumable Fuels — 0.6%
Canadian Natural Resources Ltd. (Canada)	30,691	1,497,154
DT Midstream, Inc.(a)	5,489	739,204
Gazprom PJSC (Russia)*^	165,440	—
Novatek PJSC (Russia)*^	5,822	1
Rosneft Oil Co. PJSC (Russia)*^	30,688	—
Shell PLC	150,730	6,981,066
SM Energy Co.	30,567	953,079
		10,170,504
Personal Care Products — 0.0%
elf Beauty, Inc.*(a)	8,994	545,126
Pharmaceuticals — 0.4%
Novartis AG	17,625	2,705,340
Roche Holding AG	7,068	2,820,774
UCB SA (Belgium)	3,775	1,137,395
		6,663,509
Professional Services — 0.2%
Andersen Group, Inc. (Class A Stock)*(a)	17,589	478,421
First Advantage Corp.*(a)	53,128	624,785
Paylocity Holding Corp.*	6,357	686,811
RELX PLC (United Kingdom)	46,464	1,547,412
Verra Mobility Corp.*	44,479	635,605
		3,973,034
Real Estate Management & Development — 0.1%
Colliers International Group, Inc. (Canada)	10,958	1,171,301
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Cushman & Wakefield Ltd.*	81,973	$1,004,989
		2,176,290
Semiconductors & Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc. (Japan)*(a)	26,169	825,109
ASML Holding NV (Netherlands)	2,653	3,527,844
Infineon Technologies AG (Germany)	46,715	2,119,279
MACOM Technology Solutions Holdings, Inc.*	5,029	1,116,790
Power Integrations, Inc.(a)	17,036	872,243
SK hynix, Inc. (South Korea)	5,835	3,310,575
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	85,000	4,915,935
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	13,929	4,707,306
		21,395,081
Software — 0.1%
CCC Intelligent Solutions Holdings, Inc.*	76,068	456,408
Manhattan Associates, Inc.*	3,920	521,830
nCino, Inc.*	26,143	391,622
Qualys, Inc.*	5,765	506,455
Tyler Technologies, Inc.*	1,157	396,134
		2,272,449
Specialty Retail — 0.0%
Five Below, Inc.*	1,475	337,008
Warby Parker, Inc. (Class A Stock)*	20,956	441,543
		778,551
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	47,100	1,266,289
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	47,313	2,746,937
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	4,165	1,105,058
Core & Main, Inc. (Class A Stock)*	21,633	1,068,670
ITOCHU Corp. (Japan)	177,600	2,259,159
Xometry, Inc. (Class A Stock)*	9,632	393,371
		4,826,258

Total Common Stocks (cost $209,145,580)		227,088,840
Preferred Stock — 0.1%
Banks
Itausa SA (Brazil) (PRFC)	680,241	1,828,037
(cost $1,913,033)
Unaffiliated Exchange-Traded Funds — 41.0%
JPMorgan Active Growth ETF	1,712,774	144,763,658
JPMorgan Active Value ETF(a)	2,030,294	145,673,595
JPMorgan Global Select Equity ETF(a)	5,595,273	365,203,469

A3

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
JPMorgan Ultra-Short Income ETF	1,641,733	$83,088,107

Total Unaffiliated Exchange-Traded Funds (cost $715,838,484)		738,728,829

		Principal Amount (000)#
Floating Rate and Other Loans — 0.0%
Foods
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan, 3 Month SOFR + 11.352%
15.023%(c)	06/30/26^	230	57,082
First Lien A R 2023 FLSO PIK Term Loan, 3 Month SOFR + 11.022%
14.694%(c)	06/30/26^	148	—
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	6	6,041

Total Floating Rate and Other Loans (cost $365,762)			63,123
U.S. Treasury Obligation(k) — 2.3%
U.S. Treasury Notes
4.125%	01/31/27	40,369	40,491,999
(cost $40,550,474)

Total Long-Term Investments—91.9% (cost $1,559,943,596)			1,654,224,292

	Shares
Short-Term Investments — 8.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	128,803,768	128,803,768
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $18,474,396; includes $18,414,523 of cash collateral for securities on loan)(b)(wa)	18,488,664	18,475,722

Total Short-Term Investments (cost $147,278,164)		147,279,490

TOTAL INVESTMENTS—100.1% (cost $1,707,221,760)		1,801,503,782

Liabilities in excess of other assets(z) — (0.1)%		(1,402,699)

Net Assets — 100.0%		$1,800,101,083

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $63,209 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,675,766; cash collateral of $18,414,523 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
716	10 Year U.K. Gilt	Jun. 2026	$83,198,372	$(4,546,338)
519	10 Year U.S. Treasury Notes	Jun. 2026	57,633,331	(805,809)
463	Euro-BTP Italian Government Bond	Jun. 2026	62,228,236	(1,953,837)
863	Mini MSCI EAFE Index	Jun. 2026	125,182,465	(1,110,850)
94	S&P 500 E-Mini Communication Services Sector Index	Jun. 2026	13,725,175	(426,715)
89	S&P 500 E-Mini Financials Sector Index	Jun. 2026	13,639,250	40,983
904	S&P 500 E-Mini Index	Jun. 2026	296,997,900	(5,222,609)
50	S&P 500 E-Mini Technology Sector Index	Jun. 2026	13,499,000	(650,101)
121	TOPIX Index	Jun. 2026	26,715,226	(991,335)
				(15,666,611)
Short Positions:
179	5 Year U.S. Treasury Notes	Jun. 2026	19,364,165	(81,438)
282	10 Year Australian Treasury Bonds	Jun. 2026	20,965,211	156,466
558	10 Year Euro-Bund	Jun. 2026	80,872,074	1,441,663
113	10 Year Japanese Bonds	Jun. 2026	92,782,395	1,083,487
306	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	35,668,125	1,156,521
416	DJ US Real Estate Index	Jun. 2026	14,967,680	448,323
645	Mini MSCI Emerging Markets Index	Jun. 2026	46,910,850	184,594
693	Russell 2000 E-Mini Index	Jun. 2026	87,047,730	(538,638)
361	S&P 500 E-Mini Consumer Staples Sector Index	Jun. 2026	30,035,200	901,771
				4,752,749
				$(10,913,862)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/26	BARC	AUD	31,587	$22,230,275	$21,787,331	$—	$(442,944)
Euro,
Expiring 04/22/26	BARC	EUR	31,900	36,609,433	36,912,478	303,045	—
New Zealand Dollar,
Expiring 04/22/26	BARC	NZD	78,429	45,699,370	45,103,518	—	(595,852)
Swedish Krona,
Expiring 04/22/26	BARC	SEK	141,101	15,028,510	14,923,155	—	(105,355)
				$119,567,588	$118,726,482	303,045	(1,144,151)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/22/26	CITI	GBP	20,395	$27,048,968	$26,993,775	$55,193	$—
Euro,
Expiring 04/22/26	ML	EUR	31,900	36,826,532	36,912,478	—	(85,946)
Japanese Yen,
Expiring 04/22/26	BARC	JPY	1,192,231	7,506,255	7,528,416	—	(22,161)
New Zealand Dollar,
Expiring 04/22/26	CITI	NZD	6,739	3,938,283	3,875,535	62,748	—
A5

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 04/22/26	BARC	NOK	140,105	$14,365,731	$14,468,102	$—	$(102,371)
Swedish Krona,
Expiring 04/22/26	ML	SEK	141,594	15,010,686	14,975,289	35,397	—
Swiss Franc,
Expiring 04/22/26	CITI	CHF	23,050	29,365,736	28,900,805	464,931	—
				$134,062,191	$133,654,400	618,269	(210,478)
						$921,314	$(1,354,629)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6